ACCOUNTS RECEIVABLE - Disclosure of accounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other current receivables [abstract]
Trade and settlement receivables	$ 11,401	$ 5,859
Goods and services tax receivable	1,257	1,099
Other receivables	565	2,646
Total trade and other current receivables	$ 13,223	$ 9,604